Offerings - Offering: 1	Jul. 03, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	8,045,748
Proposed Maximum Offering Price per Unit | $ / shares	2.295
Maximum Aggregate Offering Price	$ 18,464,991.51
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,826.99
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $2.295, the average of the high and low reported sales prices of the registrant’s common stock on the NASDAQ Capital Market on June 26, 2025.